Income taxes (Tables)	12 Months Ended
Jul. 31, 2025
Income taxes [Abstract]
Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	July 31, 2025	July 31, 2024
Domestic	$(4,788,451)	$(7,403,278)
International	(7,278,780)	(2,395,924)
(Loss) before income taxes	(12,067,231)	(9,799,202)

	July 31, 2025	July 31, 2024
Expected recovery at statutory rate	(2,534,119)	(2,057,832)
Permanent book/tax differences	(33,892)	241,919
Change in valuation allowance	3,825,833	1,873,989
Current tax true up	(62,750)	28,463
Tax rate differential	—	—
Impact of foreign currency translation	—	(13,993)
Impact of acquisition	(1,195,073)	—
Total tax expense	$—	$72,546

Provision for Income Taxes
The components of the provision for income taxes are as follows:

	July 31, 2025	July 31, 2024
Current tax expense:
Federal	$—	$—
Foreign	—	72,546
Total current tax expense	—	72,546
Deferred tax benefit:
Federal	—	—
Foreign	—	—
Total deferred tax benefit	—	—
Total income tax expense	$—	$72,546

Components of Deferred Tax Assets and Liabilities
The significant components of the deferred tax assets and liabilities consisted of the following:

	July 31, 2025	July 31, 2024
Deferred tax assets
Net operating loss carryforwards	$4,573,385	$2,441,398
Unexercised share-based compensation	945,890	823,579
Capital start-up costs	2,355,876	620,911
Derivative liability	—	193,043
Accrued payroll reserves	162,426	49,866
Financing fees	4,503	6,005
Unrealized foreign exchange gain/loss	13,879	11,434
Total gross deferred tax assets	8,055,960	4,146,236
Valuation allowance	(7,967,381)	(4,141,548)
Total deferred tax assets, net of valuation allowance	88,579	4,688
Deferred tax liability
Convertible debt	(88,579)	(4,410)
Depreciation	—	(278)
Unrealized foreign exchange gain/loss	—	—
Total gross deferred tax liabilities	(88,579)	(4,688)
Net deferred tax asset	—	—